Inventory (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 4,488,530	$ 2,551,947	$ 2,529,364
Work in process	731,912	278,869	1,627,802
Finished Goods	21,786	309,903	261,031
Total	$ 5,242,228	$ 3,140,719	$ 4,418,197